Income Taxes - Schedule of Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Canadian
Earnings before income tax expense	$ 333	$ 901
Current income tax	20	49
Deferred income tax	(16)	42
Total Canadian	4	91
Foreign
Earnings before income tax expense	1,287	1,240
Current income tax	(15)	(7)
Deferred income tax	242	205
Total Foreign	227	198
Income tax expense	$ 231	$ 289